                           WILLAMETTE ASSET MANAGERS
       -----------------------------------------------------------------
                           WILLAMETTE FAMILY OF FUNDS

220 NW 2(nd) Avenue, Suite 950
Portland, Oregon 97209

October 1, 1999

Dear Valued Shareholders:

Since the successful launch of the first mutual fund, the Willamette Value Fund (WILVX), over 16 months ago, the Willamette Family of Funds has received wide acceptance among investors. In keeping with our goal to provide long-term investment services, we believe it is important to keep our shareholders informed of events surrounding the Willamette Family of Funds.

The first half of fiscal 1999, was an important period for the Willamette Family of Funds. We saw the introduction of the second mutual fund, the Willamette Small Cap Growth Fund (WILGX). The Small Cap Growth Fund seeks to provide long-term capital appreciation by investing in the stock of small corporations with a market cap of up to $1.5 billion. While there is greater risk investing in smaller companies, there is also greater potential for growth if the portfolio is carefully selected and well diversified. To insure that the stock selection in this Fund is performed diligently by capable professionals, The Bank of New York's small cap investment team was chosen to manage this Fund. Founded in 1784 by Alexander Hamilton, The Bank of New York is one of the largest commercial banks in United States and provides administrative or advisory services for approximately $48.4 billion in assets.

For the first half of the fiscal year the stock markets in general experienced a tremendous amount of volatility. However, we were very pleased with the performance of the Funds as they surpassed their respective benchmark indexes. Since April 5, 1999 (inception date), the Small Cap Growth Fund increased an impressive 17.60%(1) (without load), versus the Russell 2000 Index(2) which only increased 8.25%. While the value sector did not fare as well during the six month period in question, the Value Fund still managed to end the period up 4.73%(3) (without load), versus a 1.07% increase in the Dow Jones Composite Index(4). As of September 30, 1999, the Value Fund had a total return of 4.34%(5) (without load) since May 26, 1998 (inception date) and a total one-year return of 15.73%(6) (without load).

We are pleased with the acceptance the Funds have experienced since May 1998, and appreciative to the individuals who have become investors in the Funds. As of September 30, 1999, they had total net assets in excess of $36.8 million. The Willamette Value Fund had $18.7 million under management, while the Willamette Small Cap Growth Fund totaled just over $18.1 million. This is important because as total assets under management continue to increase, the average expense ratios of these Funds should decline accordingly.

     Finally, because the two Funds invest in different sectors of the market, fund shareholders are provided the opportunity to diversify their portfolios through a Fund Family they know and trust. To build on this relationship and meet the different needs of fund shareholders, we will be adding additional Funds. Look for more information on these and the existing Funds in the near future.

     We thank you for your continued support of the Willamette Family of Funds.

Sincerely,

/s/ James T. Smith
James T. Smith
Willamette Asset Managers

For more complete information on the Willamette Family of Funds, including fees, expenses and sales charges please call 1-877-945-3863 for a free prospectus. Please read the prospectus carefully before investing or sending money.

The views expressed in this report reflect those of the investment adviser only through the end of the period of the report as stated on the cover. The manager's views are subject to change at any time based on the market and other conditions.

Past performance is no guarantee of future results. Investment return and net asset value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Willamette Family of Funds is distributed by BISYS Fund Services.

Small Capitalization funds typically carry additional risks since smaller companies generally have a higher risk of failure.

(1 )The total return for the Willamette Small Cap Growth Fund, subject to a 4.50% load, was 12.32%.

(2 )The Willamette Small Cap Growth Fund's performance is compared to the
    Russell 2000 Index, which represents the performance of domestically traded common stocks of small to mid-size companies. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment adviser fees. The performance for the Small Cap Growth Fund reflects the deduction of fees for these value-added services.

(3 )The total return for the Willamette Value Fund, subject to a 4.50% load, was -0.01%.

(4 )The Willamette Value Fund's performance is compared to the Dow Jones
    Composite Index, which represents the performance price-weighted average of 65 stocks that make up the Dow Jones Industrial Average, the Dow Jones Transportation Average and the Dow Jones Utility Average. The index is unmanaged and does not reflect the deduction of fees associated with a mutual fund, such as investment adviser fees. The performance for the Value Fund reflects the deduction of fees for these value-added services.

(5 )The total return for the Willamette Value Fund since May 26, 1998 (inception date), subject to a 4.50% load, was 0.84%.

(6 )The total return for the Willamette Value Fund, subject to a 4.50% load, was 10.53%.

                               TABLE OF CONTENTS

                      Statement of Assets and Liabilities
                                     PAGE 4

                            Statement of Operations
                                     PAGE 5

                       Statement of Changes in Net Assets
                                     PAGE 6

                       Schedule of Portfolio Investments
                                     PAGE 7

                         Notes to Financial Statements
                                    PAGE 11

                              Financial Highlights
                                    PAGE 15

WILLAMETTE FAMILY OF FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

                                                                WILLAMETTE      WILLAMETTE
                                                                   VALUE         SMALL CAP
                                                                   FUND         GROWTH FUND
                                                                -----------     -----------
ASSETS:
Investments, at value (Cost $17,954,399 and $15,717,714,
  respectively).............................................    $18,606,752     $17,991,251
Interest and dividends receivable...........................         54,063           9,724
Receivable for capital shares sold..........................         48,109          10,445
Receivable for investments sold.............................             --         518,592
Receivable from advisor.....................................         19,110              --
Unamortized organizational costs............................         24,033              --
Prepaid expenses and other assets...........................         12,823          25,552
                                                                -----------     -----------
     Total assets...........................................     18,764,890      18,555,564
                                                                -----------     -----------

LIABILITIES:
Dividends payable...........................................          1,697              --
Payable for investments purchased...........................             --         371,820
Payable for capital shares redeemed.........................          8,926           3,042
Accrued expenses and other payables:
  Investment advisory fees..................................         15,502          14,885
  Administration fees.......................................            400             394
  Distribution and shareholder service fees.................          7,550           7,442
                                                                -----------     -----------
     Total liabilities......................................         34,075         397,583
                                                                -----------     -----------
     Net assets.............................................    $18,730,815     $18,157,981
                                                                ===========     ===========

NET ASSETS:
Capital.....................................................     17,630,523      15,788,619
Undistributed net investment loss...........................        (1,326)       (157,914)
Accumulated undistributed net realized gains................        449,265         253,739
Net unrealized appreciation from investments................        652,353       2,273,537
                                                                -----------     -----------
     Net assets.............................................    $18,730,815     $18,157,981
                                                                ===========     ===========

Outstanding units of beneficial interest (shares)...........      1,769,934       1,543,774
                                                                ===========     ===========
Net asset value -- redemption price per share...............    $     10.58     $     11.76
                                                                ===========     ===========
Maximum Sales Charge........................................           4.50%           4.50%
                                                                ===========     ===========
Maximum Offering Price per share (100%/(100%-Maximum Sales
  Charge) of net asset value adjusted to the nearest
  cent).....................................................    $     11.08     $     12.31
                                                                ===========     ===========

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                            STATEMENTS OF OPERATIONS
                      SIX MONTHS ENDED SEPTEMBER 30, 1999
                                  (UNAUDITED)

                                                                WILLAMETTE       WILLAMETTE
                                                                  VALUE          SMALL CAP
                                                                   FUND        GROWTH FUND(a)
                                                                ----------     --------------
INVESTMENT INCOME:
Interest income.............................................     $  8,982        $   32,501
Dividend income (Net of foreign withholding tax of $3,350
  and $0, respectively).....................................      245,056             7,712
                                                                 --------        ----------
     Total income...........................................      254,038            40,213
                                                                 --------        ----------

EXPENSES:
Investment advisory fees....................................       87,948            65,613
Administration fees.........................................       17,590            13,123
Distribution and shareholder service fees...................       43,974            32,807
Fund accounting fees........................................       18,712            16,943
Organization fees...........................................        3,501                --
Transfer agent fees.........................................       43,182            40,252
Trustees fees...............................................          810               684
Other.......................................................       33,352            28,705
                                                                 --------        ----------
     Total expenses.........................................      249,069           198,127
Expenses reimbursed by investment adviser...................      (7,505)                --
                                                                 --------        ----------
     Net expenses...........................................      241,564           198,127
                                                                 --------        ----------
Net investment income (loss)................................       12,474         (157,914)
                                                                 --------        ----------

REALIZED/UNREALIZED GAINS ON INVESTMENTS:
Net realized gains from investment transactions.............      442,921           253,739
Net change in unrealized appreciation from investments......      109,604         2,273,537
                                                                 --------        ----------
Net realized/unrealized gains from investments..............      552,525         2,527,276
                                                                 --------        ----------
Change in net assets resulting from operations..............     $564,999        $2,369,362
                                                                 ========        ==========

---------------

(a) For the period from April 5, 1999 (commencement of operations) to September 30, 1999.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                     WILLAMETTE                        WILLAMETTE
                                                     VALUE FUND                   SMALL CAP GROWTH FUND
                                       ---------------------------------------    ---------------------
                                        SIX MONTHS ENDED       PERIOD ENDED           PERIOD ENDED
                                       SEPTEMBER 30, 1999    MARCH 31, 1999(a)    SEPTEMBER 30, 1999(b)
                                       ------------------    -----------------    ---------------------
                                          (UNAUDITED)                                  (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss).......     $    12,474           $     1,418            $ (157,914)
  Net realized gains from investment
     transactions....................         442,921                 6,344                253,739
  Net change in unrealized
     appreciation from investments...         109,604               542,749              2,273,537
                                          -----------           -----------            -----------
Change in net assets resulting from
  operations.........................         564,999               550,511              2,369,362
                                          -----------           -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income.........        (14,386)                 (832)                     --
                                          -----------           -----------            -----------
Change in net assets from shareholder
  distributions......................        (14,386)                 (832)                     --
                                          -----------           -----------            -----------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued........       5,742,751            16,315,038             16,953,641
  Dividends reinvested...............          13,445                    --                     --
  Cost of shares redeemed............     (2,540,948)           (1,899,763)            (1,165,022)
                                          -----------           -----------            -----------
Change in net assets from capital
  share transactions.................       3,215,248            14,415,275             15,788,619
                                          -----------           -----------            -----------
     Change in net assets............       3,765,861            14,964,954             18,157,981
NET ASSETS:
  Beginning of period................      14,964,954                    --                     --
                                          -----------           -----------            -----------
  End of period......................     $18,730,815           $14,964,954            $18,157,981
                                          ===========           ===========            ===========
SHARE TRANSACTIONS:
  Issued.............................         518,305             1,672,330              1,653,335
  Reinvested.........................           1,199                    --                     --
  Redeemed...........................       (230,121)             (191,779)              (109,561)
                                          -----------           -----------            -----------
Change in shares.....................         289,383             1,480,551              1,543,774
                                          ===========           ===========            ===========

---------------

(a) For the period from May 26, 1998 (commencement of operations) to March 31, 1999.

(b) For the period from April 5, 1999 (commencement of operations) to September 30, 1999.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT               DESCRIPTION                VALUE
---------   --------------------------------  -----------
COMMON STOCKS (96.7%):
                            Airlines (0.6%):
   2,023    British Airways PLC -- ADR......  $   115,564
                                              -----------
                          Automotive (6.0%):
   1,191    DaimlerChrysler AG..............       82,700
   3,466    Ford Motor Co...................      173,950
  13,751    General Motors Corp.............      865,454
                                              -----------
                                                1,122,104
                                              -----------
                    Automotive Parts (2.1%):
   1,407    Dana Corp.......................       52,235
  12,978    Genuine Parts Co................      344,728
                                              -----------
                                                  396,963
                                              -----------
       Banking & Financial Services (11.2%):
   4,493    ABN Amro Holding N.V............      101,654
   3,675    Bank One Corp...................      127,936
   8,583    J.P. Morgan & Co................      980,607
   3,222    National City Corp..............       85,987
   1,298    National Westminster Bank PLC...      180,422
   7,988    PNC Financial Corp..............      420,867
   2,557    Summit Bancorp..................       82,943
   3,226    Union Planters Corp.............      131,460
                                              -----------
                                                2,111,876
                                              -----------
                           Beverages (0.7%):
   2,998    Diageo PLC......................      124,230
                                              -----------
                  Building Materials (0.3%):
   1,511    Hanson PLC -- ADR...............       58,457
                                              -----------
                           Chemicals (2.9%):
   1,040    Dow Chemical Co.................      118,170
   4,983    Du Pont (E.I.) de Nemours &
              Co............................      303,340
   2,052    Union Carbide Corp..............      116,579
                                              -----------
                                                  538,089
                                              -----------
                       Conglomerates (2.4%):
     468    PPG Industries, Inc.............       28,080
   4,089    Tyco International Ltd..........      422,189
                                              -----------
                                                  450,269
                                              -----------
              Cosmetics & Toiletries (0.8%):
   4,234    International Flavors &
              Fragrance.....................      146,073
                                              -----------
               Diversified Operation (6.8%):
  12,143    Minnesota Mining & Manufacturing
              Co............................    1,166,487
   5,756    Tenneco, Inc....................       97,852
                                              -----------
                                                1,264,339
                                              -----------

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT               DESCRIPTION                VALUE
---------   --------------------------------  -----------
COMMON STOCKS, CONTINUED:
                  Electric Utilities (1.0%):
   1,808    Duke Energy Corp................  $    99,666
   3,761    Edison International............       91,439
                                              -----------
                                                  191,105
                                              -----------
                              Energy (1.1%):
   1,953    Florida Power & Light, Inc......       98,382
   4,221    PG&E Corp.......................      109,219
                                              -----------
                                                  207,601
                                              -----------
            Food Products & Services (2.8%):
   2,740    General Mills, Inc..............      222,283
   2,690    H.J. Heinz Co...................      115,670
   2,940    Kellogg Co......................      110,066
   2,709    Winn-Dixie Stores, Inc..........       80,423
                                              -----------
                                                  528,442
                                              -----------
                           Insurance (1.2%):
   5,051    The St. Paul Companies, Inc.....      138,903
   1,831    XL Capital Ltd. -- Class A......       82,395
                                              -----------
                                                  221,298
                                              -----------
               Machinery & Equipment (1.4%):
   4,737    Caterpillar, Inc................      259,647
                                              -----------
                              Metals (3.5%):
  10,427    Alcoa, Inc......................      647,126
                                              -----------
         Office Supplies & Equipment (0.8%):
   6,394    Equity Office Properties
              Trust.........................      148,661
                                              -----------
        Oil -- Integrated Companies (22.1%):
   2,159    Atlantic Richfield Co...........      191,341
   2,526    BP Amoco Co. PLC -- ADR.........      279,912
  11,685    Chevron Corp....................    1,037,043
   7,859    Conoco, Inc. -- Class B.........      215,135
  12,024    Exxon Corp......................      913,072
   1,682    Mobil Corp......................      169,462
   3,306    Phillips Petroleum Co...........      161,168
   4,306    Royal Dutch Petroleum Co., NY
              Shares........................      254,323
  10,302    Shell Transport & Trading Co. --
              ADR...........................      468,741
   6,536    Texaco, Inc.....................      412,585
   1,965    USX-Marathon Group..............       57,476
                                              -----------
                                                4,160,258
                                              -----------
                      Paper Products (3.6%):
   8,407    International Paper Co..........      404,062
   4,733    Weyerhaeuser Co.................      272,739
                                              -----------
                                                  676,801
                                              -----------
          Photo Equipment & Supplies (5.4%):
  13,461    Eastman Kodak Co................    1,015,464
                                              -----------

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT               DESCRIPTION                VALUE
---------   --------------------------------  -----------
COMMON STOCKS, CONTINUED:
                           Pipelines (1.0%):
   2,853    Consolidated Natural Gas Co.....  $   177,956
                                              -----------
                          Publishing (0.7%):
   5,613    Reed International PLC -- ADR...      138,571
                                              -----------
                       Retail Stores (1.6%):
   2,997    J.C. Penney Co., Inc............      103,022
   6,056    Sears, Roebuck and Co...........      190,007
                                              -----------
                                                  293,029
                                              -----------
                 Telecommunications (10.1%):
   2,893    Alltel Corp.....................      203,595
   8,432    AT&T Corp.......................      366,792
   4,343    Bell Atlantic Corp..............      292,338
  10,713    Global Crossing Ltd. (b)........      283,902
   3,720    GTE Corp........................      285,975
   9,236    Hellenic
              Telecommunication -- ADR......      103,328
   7,427    Tele Danmark A/S -- ADR.........      220,025
   2,262    U.S. West, Inc..................      129,075
                                              -----------
                                                1,885,030
                                              -----------
                       Tire & Rubber (1.9%):
   7,426    The Goodyear Tire & Rubber
              Co............................      357,376
                                              -----------
                             Tobacco (4.3%):
  23,344    Philip Morris Companies, Inc....      798,073
                                              -----------

 SHARES
   OR
PRINCIPAL               SECURITY                MARKET
 AMOUNT               DESCRIPTION                VALUE
---------   --------------------------------  -----------
COMMON STOCKS, CONTINUED:
                      Transportation (0.4%):
   1,365    CSX Corp........................  $    57,842
     902    Norfolk Southern Corp...........       22,099
                                              -----------
                                                   79,941
                                              -----------
Total COMMON STOCKS (Cost $17,461,990)......   18,114,343
                                              -----------
              SHORT-TERM INVESTMENTS (2.6%):
                  Cash Sweep Account (2.6%):
$492,409    UBOC Sweep Account Willamette
              Asset Management..............      492,409
                                              -----------
Total Short-Term Investments (Cost
$492,409)...................................      492,409
                                              -----------
Total Investments (Cost $17,954,399) (a)
(99.3%):....................................  $18,606,752
Other assets in excess of liabilities
(0.7%):.....................................      124,063
                                              -----------
Total Net Assets (100.0%):..................  $18,730,815
                                              ===========

---------------

ADR -- American Depository Receipt

PLC -- Public Limited Company

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

         Unrealized appreciation.........................  $ 1,712,144
         Unrealized depreciation.........................   (1,059,791)
                                                           -----------
         Net unrealized appreciation.....................  $   652,353
                                                           ===========

(b) Represents non-income producing securities.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS (85.5%):
       Banking & Financial Services (2.2%):
     2,300   Bank United Corp. -- Class
               A...........................  $    74,463
     2,605   Legg Mason, Inc...............       99,804
     3,425   Peoples Heritage Financial
               Group, Inc..................       56,941
     2,650   PIMCO Advisors Holdings LP....       83,475
     4,125   Waddell & Reed Financial,
               Inc. -- Class A.............       91,523
                                             -----------
                                                 406,206
                                             -----------
                          Beverages (1.1%):
     5,280   Robert Mondavi Corp. -- Class
               A (b).......................      198,330
                                             -----------
   Broadcasting -- Radio & Cable TV (5.7%):
     4,540   Adelphia Communications
               Corp. -- Class A (b)........      267,009
     3,900   ANTEC Corp. (b)...............      207,188
     1,300   Emmis Communications Corp. --
               Class A (b).................       85,881
     1,425   Hispanic Broadcasting Corp.
               (b).........................      108,478
     5,420   Jones Intercable, Inc. --
               Class A (b).................      293,018
     1,760   Radio One, Inc. (b)...........       73,040
                                             -----------
                                               1,034,614
                                             -----------
                Commercial Services (4.2%):
     4,905   Central Parking Corp..........      143,471
     6,060   Iron Mountain, Inc. (b).......      205,283
     9,150   Profit Recovery Group
               International, Inc. (b).....      408,319
                                             -----------
                                                 757,073
                                             -----------
      Computer Software, Peripherals & Internet (23.3%):
     2,840   Commerce One, Inc. (b)........      277,521
     6,115   Computer Network Technology
               Corp. (b)...................       56,946
     5,600   Concentric Network Corp.
               (b).........................      113,750
     3,190   Digex, Inc. (b)...............       75,563
     3,110   DoubleClick, Inc. (b).........      370,478
     3,150   Entrust Technologies, Inc.
               (b).........................       70,678
     1,115   Gadzoox Networks, Inc. (b)....       60,071
     3,650   Informatica Corp. (b).........      185,238
     3,075   Mercury Interactive Corp.
               (b).........................      198,530
     3,875   Micromuse, Inc. (b)...........      248,969
     6,050   Network Appliance, Inc. (b)...      433,330
     6,120   Packeteer, Inc. (b)...........      208,463
     2,030   Phone.Com, Inc. (b)...........      307,545
     4,025   PLX Technology, Inc. (b)......       97,103
     6,115   RAVISENT Technologies,
               Inc. (b)....................       87,903

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
Computer Software, Peripherals & Internet, continued
     1,300   RealNetworks, Inc. (b)........  $   135,931
     3,440   Research in Motion Ltd. (b)...      106,425
     2,435   Rhythms NetConnections,
               Inc. (b)....................       84,008
     8,390   THINK New Ideas, Inc. (b).....       56,108
     2,992   TranSwitch Corp. (b)..........      170,544
     4,250   USinternetworking, Inc. (b)...      132,813
     3,200   Verio, Inc. (b)...............       99,200
     5,100   VERITAS Software Corp. (b)....      387,280
     6,100   Visual Networks, Inc. (b).....      258,869
       220   Vitria Technology, Inc. (b)...        8,085
                                             -----------
                                               4,231,351
                                             -----------
                  Consumer Products (1.4%):
     7,550   The Scotts Co. (b)............      261,419
                                             -----------
            Diversified Electronics (8.8%):
     4,030   Applied Micro Circuits Corp.
               (b).........................      229,710
     5,715   DII Group, Inc. (b)...........      201,097
     4,100   Gemstar International Group
               Ltd. (b)....................      320,312
       800   Hi/Fn, Inc. (b)...............       88,200
     3,600   Jabil Circuit, Inc. (b).......      178,200
     2,600   Lattice Semiconductor Corp.
               (b).........................       77,188
     1,200   Microchip Technology, Inc.
               (b).........................       61,650
     1,480   PMC-Sierra, Inc. (b)..........      136,900
     1,000   QLogic Corp. (b)..............       69,875
     6,900   Sawtek, Inc. (b)..............      241,500
                                             -----------
                                               1,604,632
                                             -----------
            Drugs & Pharmaceuticals (9.7%):
     4,800   Alkermes, Inc. (b)............      138,300
     4,000   Alpharma, Inc. -- Class A.....      141,250
     2,950   Andrx Corp. (b)...............      172,667
    10,200   Aurora Biosciences Corp.
               (b).........................      138,975
     5,625   Celgene Corp. (b).............      152,227
     5,120   Jones Pharma, Inc.............      168,800
     5,400   MedImmune, Inc. (b)...........      538,144
     6,165   Roberts Pharmaceutical Corp.
               (b).........................      186,491
     1,600   Sepracor, Inc. (b)............      120,800
                                             -----------
                                               1,757,654
                                             -----------
Education, Entertainment & Training (3.5%):
     4,500   Apollo Group, Inc. (b)........       95,063
     3,045   Career Education Corp. (b)....       88,305
     2,900   CINAR Corp. -- Class B (b)....       87,725
     5,430   DeVry, Inc. (b)...............      108,600
     6,275   Education Management Corp.
               (b).........................       77,653
     3,305   ITT Educational Services,
               Inc. (b)....................       64,448
     3,005   Mp3.Com, Inc. (b).............      112,874
                                             -----------
                                                 634,668
                                             -----------

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
           Food Products & Services (1.4%):
     4,300   Dean Foods Co.................  $   187,319
     3,420   U.S. Foodservice (b)..........       61,560
                                             -----------
                                                 248,879
                                             -----------
        Industrial Goods & Services (1.8%):
     5,490   Waters Corp. (b)..............      332,488
                                             -----------
                          Insurance (0.6%):
     3,225   Annuity & Life Re (Holdings)
               Ltd.........................       80,222
     1,260   Reinsurance Group of America,
               Inc.........................       32,366
                                             -----------
                                                 112,588
                                             -----------
    Medical & Health Care Products/Services
                                    (2.3%):
     3,665   CareInsite, Inc. (b)..........      185,540
     1,325   Express Scripts, Inc. -- Class
               A (b).......................      103,681
     3,775   MedQuist, Inc. (b)............      126,227
                                             -----------
                                                 415,448
                                             -----------
     Oil & Gas Exploration, Equipment & Services (5.4%):
     2,400   BJ Services Co. (b)...........       76,350
     3,700   Core Laboratories N.V. (b)....       69,606
     8,525   Global Industries Ltd. (b)....       69,266
     2,300   Maverick Tube Corp. (b).......       38,238
     8,000   National-Oilwell, Inc. (b)....      131,500
     5,100   Newfield Exploration Co.
               (b).........................      167,980
     6,050   R&B Falcon Corp. (b)..........       79,406
     4,050   Stolt Comex Seaway S.A........       44,832
     3,500   Stone Energy Corp. (b)........      178,062
    11,000   Superior Energy Services,
               Inc. (b)....................       69,438
     4,075   Tuboscope, Inc. (b)...........       50,683
                                             -----------
                                                 975,361
                                             -----------
                         Publishing (0.9%):
     2,050   Houghton Mifflin Co...........       83,281
     1,500   Scholastic Corp. (b)..........       75,000
                                             -----------
                                                 158,281
                                             -----------
               Recruitment Services (0.6%):
     4,350   Korn/Ferry International
               (b).........................      100,322
                                             -----------

  SHARES
    OR
PRINCIPAL               SECURITY               MARKET
  AMOUNT              DESCRIPTION               VALUE
----------   ------------------------------  -----------
COMMON STOCKS, CONTINUED:
                      Retail Stores (4.9%):
     4,550   American Eagle Outfitters,
               Inc. (b)....................  $   220,391
     6,315   BJ's Wholesale Club, Inc.
               (b).........................      186,687
     5,435   Duane Reade, Inc. (b).........      163,729
     6,070   Linens 'n Things, Inc. (b)....      204,863
     2,030   Tiffany & Co..................      121,673
                                             -----------
                                                 897,343
                                             -----------
                 Telecommunications (7.1%):
    11,930   Clearnet Communications, Inc.-
               Class A (b).................      215,486
     1,735   Copper Mountain Networks, Inc.
               (b).........................      152,029
     2,650   Efficient Networks, Inc.
               (b).........................       96,394
     4,230   Metromedia Fiber Network,
               Inc.-Class A (b)............      103,635
     1,585   NorthPoint Communications
               Holdings, Inc. (b)..........       29,323
     7,875   VoiceStream Wireless Corp.
               (b).........................      486,035
     4,575   Western Wireless Corp. (b)....      205,160
                                             -----------
                                               1,288,062
                                             -----------
                     Transportation (0.6%):
     1,900   Swift Transportation Co., Inc.
               (b).........................       37,406
     4,200   Werner Enterprises, Inc.......       74,025
                                             -----------
                                                 111,431
                                             -----------
Total COMMON STOCKS (Cost $13,252,613).....   15,526,150
                                             -----------
            SHORT-TERM INVESTMENTS (13.6%):
                Cash Sweep Account (13.6%):
$2,465,101   UBOC Sweep Account Willamette
               Asset Management............    2,465,101
                                             -----------
Total Short-Term Investments (Cost
$2,465,101)................................    2,465,101
                                             -----------
Total Investments (Cost $15,717,714) (a)
(99.1%):...................................  $17,991,251
Other assets in excess of liabilities
(0.9%):....................................      166,730
                                             -----------
Total Net Assets (100.0%):.................  $18,157,981
                                             ===========

---------------

(a) Represents cost for federal income tax and financial reporting purposes and differs from market value by net unrealized depreciation of securities as follows:

         Unrealized appreciation.........................  $3,194,084
         Unrealized depreciation.........................    (920,547)
                                                           ----------
         Net unrealized appreciation.....................  $2,273,537
                                                           ==========

(b) Represents non-income producing securities.

                       See notes to financial statements.

THE WILLAMETTE FAMILY OF FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

1.   ORGANIZATION:

     The Coventry Group (the "Group") was organized as a Massachusetts business trust on January 8, 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. The accompanying financial statements and financial highlights are those of the Willamette Value Fund ("Value Fund") and the Willamette Small Cap Growth Fund ("Small Cap Growth Fund" or collectively, the "Funds"). The Small Cap Growth Fund commenced operations on April 5, 1999. The Funds offer two managed investment portfolios, as a series of the Group, and is authorized to issue an unlimited number of shares. The Funds offer one class of shares of beneficial interest ("shares").

     The investment objective of the Value Fund is to provide above average total return through a combination of capital appreciation and dividend income by investing in primarily equity securities. The Small Cap Growth Fund seeks to provide long-term capital appreciation.

2.   SIGNIFICANT ACCOUNTING PRINCIPLES:

     The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITIES VALUATION:

     Securities are valued as of 4:00 p.m. on any day in which the New York Stock exchange is open for trading. Equity securities are valued at the last reported sales price on the securities exchange or in the principal over-the-counter market in which such securities are primarily traded. Listed securities for which last sales prices are not available are valued at the last bid price. If the last bid price is not available, the securities are valued at their fair value in the best judgement of the Adviser under the supervision of the Group's Board of Trustees. Debt securities with remaining maturities of 60 days or less will be valued at their amortized cost. Other debt securities are generally valued by pricing agents.

     SECURITIES TRANSACTIONS AND RELATED INCOME:

     Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis and includes, where applicable, the pro rata amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

                                   Continued

THE WILLAMETTE FAMILY OF FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

     EXPENSES:

     Expenses directly attributable to a Fund are charged to that Fund. Other expenses are allocated proportionately among the Funds in relation to the net assets of each Portfolio.

     ORGANIZATION COSTS:

     All expenses in connection with the Value Fund's organization and registration under the 1940 Act and the Securities Act of 1933 were paid by that Fund. Such expenses are being amortized on a straight-line basis over sixty months beginning with the date of the initial public offering. The Fund paid $32,958 in organizational costs. Under the provisions of SOP 98-5, costs associated with organizing the Small Cap Growth Fund, which commenced operations subsequent to June 30, 1998, must be expensed as incurred and may not be amortized over future periods. Accordingly, costs incurred in connection with the organization of the Small Cap Growth Fund were expensed as incurred and are included in the accompanying Statement of Operations.

     DIVIDENDS TO SHAREHOLDERS:

     The Value Fund intends to declare its net investment income quarterly as a dividend to Shareholders at the close of business on the day of declaration, and generally will, if any, pay such dividends quarterly. The Small Cap Growth Fund intends to declare its net investment income annually as dividends. Net realized capital gains, if any, are declared and distributed at least annually, normally in December of each year.

     A Shareholder will automatically receive all income dividends and capital gains distributions in additional full and fractional shares of a Fund at net asset value as of the ex-dividend date, unless the Shareholder elects to receive dividends or distributions in cash.

     FEDERAL INCOME TAXES:

     The Funds intend to qualify annually and elect to be treated as a regulated investment company under the Internal Revenue Code of 1986, as amended (the "Code"). To qualify, the Funds must meet certain income, distribution and diversification requirements. In any year in which the Funds qualifies as a regulated investment company and distributes substantially all of its income, the Funds generally will not pay any U.S. federal income or excise tax.

3.   RELATED PARTY TRANSACTIONS:

     Investment advisory services are provided by the Willamette Asset Managers, Inc. (the "Adviser"). The Adviser is an affiliate of Phillips & Company Securities, Inc. ("Phillips") and Willamette Securities, Inc., each a registered broker-dealer. Under the terms of the investment advisory agreement, the Adviser is entitled to receive a fee, computed daily and paid monthly based upon the Fund's average daily net assets, at the annual rate of 1.00% and 1.20% for the Value Fund and Small Cap Growth Fund, respectively.

                                   Continued

THE WILLAMETTE FAMILY OF FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

     Bank of New York, 48 Wall Street, New York, New York 10286, provides portfolio management services, as sub-Adviser ("Sub-Adviser") to the Small Cap Growth Fund, pursuant to a sub-investment advisory agreement with the Group and the Adviser, dated as of April 1, 1999. The Adviser compensates the Sub-Adviser at a rate of 0.45%; accrued daily and paid monthly, based on average net assets of the Fund.

     BISYS Fund Services L.P. (the "Distributor"), an indirect, wholly-owned subsidiary of The BISYS Group, Inc. ("BISYS") serves as the distributor to the Funds. Pursuant to the Funds' Distribution and Shareholder Service Plan (the "12b-1 Plan"), the Distributor may receive fees computed at the annual rate of 0.50% of the average daily net assets of each Fund.

     BISYS Fund Services Ohio, Inc. ("BISYS Ohio") serves the Funds as Administrator, Transfer Agent and Fund Accountant. Under the terms of the administration agreement, BISYS Ohio receives a fee computed daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. Under the terms of the Transfer Agent Agreement, BISYS Ohio receives a fee based upon a specified amount per shareholder with specified minimum per portfolio amounts and surcharges, plus certain out-of-pocket expenses. Under the terms of the Fund Accounting Agreement, accounting fees are computed daily and paid monthly at an annual rate of 0.03% of the average daily net assets of each Fund or a minimum of $35,000 per fund plus certain out-of-pocket expenses.

     The Value Fund has adopted an Expense Limitation Agreement (the "Agreement") dated February 1, 1999 whereby the Adviser reduces its fee and reimburses the Fund so that the operating expenses of the Fund are limited to an annual rate (as a percentage of the Fund's average daily net assets) of 2.75% for the period from April 1, 1999 to March 31, 2000. In connection with the Agreement, the Fund has agreed to pay the Adviser the amount of fees and reimbursements that, if not for the above limitation, would have been payable or reimbursable to the Adviser for a period of up to two years after the limitation periods, provided that the Fund's operating expenses, without regard to such repayment or reimbursement, are at an annual rate (as a percentage of the Fund's average daily net assets) of 2.75% or less. Additionally, the Fund will not make repayments or reimbursements in an amount that would cause the Fund's total operating expenses to exceed the 2.75% annual expense limitation.

     The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period ended September 30, 1999, BISYS received $988,900 from commissions earned on sales of shares of the Funds, of which $109,483 was re-allowed to affiliates.

     Certain trustees and officers of the Funds are affiliated with BISYS. Such officers are not paid any fees directly by the Funds or the Group for serving as officers for the Group.

                                   Continued

THE WILLAMETTE FAMILY OF FUNDS

                         NOTES TO FINANCIAL STATEMENTS
                               SEPTEMBER 30, 1999
                                  (UNAUDITED)

4.  PURCHASES AND SALES OF SECURITIES:

     Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 1999 were as follows:

                                                       PURCHASES      SALES
                                                       ----------   ----------
Willamette Value Fund................................  $6,624,662   $3,641,616
Willamette Small Cap Growth Fund (a).................  17,384,416    4,385,541

---------------
(a) For the period from April 5, 1999 (commencement of operations) to September 30, 1999.

                                   Continued

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE VALUE FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              FINANCIAL HIGHLIGHTS

                                                               SIX MONTHS     FOR PERIOD
                                                                  ENDED         ENDED
                                                              SEPTEMBER 30,   MARCH 31,
                                                                  1999         1999(a)
                                                              -------------   ----------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 10.11       $ 10.00
                                                                 -------       -------
INVESTMENT ACTIVITIES
  Net investment income.....................................        0.01            --*
  Net realized and unrealized gain on investments...........        0.47          0.11
                                                                 -------       -------
     Total from investment activities.......................        0.48          0.11
                                                                 -------       -------
DISTRIBUTIONS
  Net investment income.....................................      (0.01)            --*
                                                                 -------       -------
     Total Distributions....................................      (0.01)            --
                                                                 -------       -------
NET ASSET VALUE, END OF PERIOD..............................     $ 10.58       $ 10.11
                                                                 =======       =======
Total return (excludes sales charge)........................        4.73%(b)      1.11%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $18,731       $14,965
  Ratio of net expenses to average net assets...............        2.75%(c)      2.90%(c)
  Ratio of net investment income to average net assets......        0.14%(c)      0.02%(c)
  Expense waiver/reimbursement..............................        0.08%         0.30%
  Portfolio turnover........................................       21.65%         0.39%

---------

 * Amount is less than $0.005

(a) For the period from May 26, 1998 (commencement of operations) to March 31, 1999.

(b) Not annualized.

(c) Annualized.

                       See notes to financial statements.

WILLAMETTE FAMILY OF FUNDS
WILLAMETTE SMALL CAP GROWTH FUND

Selected data for a share of beneficial interest outstanding throughout the period indicated:

                              FINANCIAL HIGHLIGHTS

                                                               FOR PERIOD
                                                                  ENDED
                                                              SEPTEMBER 30,
                                                                 1999(a)
                                                              -------------
                                                               (UNAUDITED)
NET ASSET VALUE, BEGINNING OF PERIOD........................     $ 10.00
                                                                 -------
INVESTMENT ACTIVITIES
  Net investment loss.......................................      (0.10)
  Net realized and unrealized gain on investments...........        1.86
                                                                 -------
     Total from investment activities.......................        1.76
                                                                 -------
NET ASSET VALUE, END OF PERIOD..............................     $ 11.76
                                                                 =======
Total return (excludes sales charge)........................       17.60%(b)
RATIOS/SUPPLEMENTARY DATA:
  Net assets at end of period (000).........................     $18,158
  Ratio of expenses to average net assets...................        3.02%(c)
  Ratio of net investment loss to average net assets........      (2.41)%
  Portfolio turnover........................................       34.65%

---------------

(a) For the period from April 5, 1999 (commencement of operations) to September 30, 1999.

(b) Not annualized.

(c) Annualized.

                       See notes to financial statements.

                      [This Page Intentionally Left Blank]

INVESTMENT ADVISER
Willamette Asset Managers, Inc.
One Pacific Square
220 NW 2nd Avenue, Suite 950
Portland, Oregon 97209

ADMINISTRATOR AND DISTRIBUTOR
BISYS Fund Services
3435 Stelzer Road
Columbus, Ohio 43219

LEGAL COUNSEL
Dechert Price & Rhoads
1775 Eye Street, N.W.
Washington, D.C. 20006

INDEPENDENT AUDITORS
Ernst & Young LLP
10 West Broad Street
Suite 2300
Columbus, Ohio 43215

CUSTODIAN
Union Bank of California
475 Sansome Street, 15th Floor
San Francisco, California 94111

11/99

                                   WILLAMETTE
                                     FAMILY
                                    OF FUNDS

                                     [LOGO]

                             WILLAMETTE VALUE FUND
                               Investment Adviser

                               SEMI-ANNUAL REPORT

                               SEPTEMBER 30, 1999